Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Amounts Charged to Income for Employees Incentive Compensation Plans
The amounts charged to expense for Progressive and ARX incentive compensation plans for the years ended December 31, were:

	2019		2018		2017
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans – cash	$598.4	$472.7	$539.5	$426.2	$461.3	$299.8
Equity incentive plans:
Equity awards	90.1	71.2	76.2	60.2	92.9	60.4
Liability awards	0.1	0.1	1.0	0.8	2.5	1.6

Assets Held in Deferral Plan Irrevocable Grantor Trust Account	The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2019	2018
Progressive common shares[1]	$121.6	$114.7
Other investment funds[2]	151.2	124.0
Total	$272.8	$238.7
[1] Included 3.2 million and 3.6 million common shares as of December 31, 2019 and 2018, respectively, to be distributed in common shares, and are reported at grant date fair value.
[2] Amount is included in other assets on the consolidated balance sheets.

Employee
Summary of Restricted Stock Activity
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2019		2018		2017
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	4,856,356	$38.56	5,858,848	$30.47	6,951,373	$26.18
Add (deduct):
Granted[2]	1,835,145	49.61	1,876,109	45.55	2,383,475	32.01
Vested	(2,691,337)	31.85	(2,811,070)	26.41	(3,220,671)	22.53
Forfeited	(121,087)	43.98	(67,531)	36.10	(255,329)	28.03
End of year[3,4]	3,879,077	$48.28	4,856,356	$38.56	5,858,848	$30.47
[1] Includes restricted stock units. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2019, 2018, and 2017, the number of units “granted” shown in the table above includes 210,159, 144,668, and 157,396 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2019, the number of shares included 726,712 performance-based units at their target amounts. We expect 1,740,712 units to vest based upon our current estimates of the likelihood of achieving the pre-determined performance goals applicable to each award.
4 At December 31, 2019, the total unrecognized compensation cost related to unvested equity awards was $95.9 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the consolidated statements of comprehensive income over the weighted average vesting period of 2.3 years.

Director
Summary of Restricted Stock Activity
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2019		2018		2017
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	41,706	$62.23	53,284	$40.54	55,839	$33.24
Add (deduct):
Granted	38,451	73.43	41,706	62.23	53,284	40.54
Vested	(41,706)	62.23	(53,284)	40.54	(55,839)	33.24
End of year[1]	38,451	$73.43	41,706	$62.23	53,284	$40.54

1 At December 31, 2019, 2018, and 2017, the remaining unrecognized compensation cost related to restricted stock awards was $0.8 million, $0.9 million, and $0.7 million, respectively.

Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
A summary of all ARX employee stock option activity during the years ended December 31, follows:

	2019		2018		2017
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	16,067	$588.15	22,550	$564.60	24,995	$526.46
Add (deduct):
Exercised[1]	(5,329)	353.67	(6,483)	506.26	(2,445)	174.65
Forfeited	(300)	803.64	0	0	0	0
End of year	10,438	$701.66	16,067	$588.15	22,550	$564.60
Exercisable, end of year	10,438	$701.66	13,967	$562.17	17,950	$517.75
1 At the time of exercise, the value earned by the option holders was $5.9 million, $6.2 million, and $2.9 million in 2019, 2018, and 2017, respectively.

	2019		2018		2017
Non-Vested Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	2,100	$760.93	4,600	$747.45	8,000	$712.74
Add (deduct):
Vested	(1,800)	753.82	(2,500)	736.12	(3,400)	665.79
Forfeited	(300)	803.64	0	0	0	0
End of year	0	$0	2,100	$760.93	4,600	$747.45